Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2011
Related Party Balances and Transactions
Schedule of amounts due from related parties

	As of December 31,
	2010	2011
	$	$
Customer and supplier	19,447	—
Other	—	1,500,941

Total amounts due from related parties	19,447	1,500,941

Schedule of amounts due to related parties

	As of December 31,
	2010	2011
	$	$
Management	787,500	525,000
Customer and supplier	—	654,465
Other	4,367,157	595,821

Total amounts due to related parties	5,154,657	1,775,286

Schedule of revenue from customers who are related parties

	Years Ended December 31,
	2009	2010	2011
	$	$	$
Shanghai Yueshun Real Estate Development Co., Ltd.	102,708	7,139	—
CRERAT	—	—	268,380

Schedule of selling, general and administrative expenses recorded by the group

	Years Ended December 31,
	2009	2010	2011
	$	$	$
CRERAT	—	—	822,249

Schedule of accounts receivable from related parties
    Amount due from (to) related parties
	As of December 31,
	2010	2011
	$	$
Shanghai Yueshun Real Estate Development Co., Ltd.	19,447	—
CRERAT	—	(654,465)

Schedule of amounts due from (to) affiliates

	As of December 31,
	2010	2011
	$	$
E-House China Real Estate Investment Fund I, L.P. (1)	(4,000,000)	—
Shanghai Yueshun Real Estate Development Co., Ltd.(2)	(6,077)	263,026
Shanghai Jin Yue Real Estate Development Co., Ltd. (3)	(361,080)	(379,519)
Shanghai Shangyou Property Management Co. Ltd. (4)	—	1,021,613

(1)

Entity is partially owned by Xin Zhou and Neil Nanpeng Shen, directors of the Company (note (d) below). The amount receivable represents payment made on behalf of E-House China Real Estate Investment Fund I, L.P. In December 2010, the Group received $4 million on behalf of E-House China Real Estate Investment Fund I, L.P., which was unsecured, interest free and had no fixed repayment term. The amount was repaid in January 2011.

(2)	Xin Zhou is a director of the entity. The amount receivable (payable) is the rental cost paid (rental income received) by the Group on behalf of the entity.

(3)	Xin Zhou is a director of the entity. The amount payable is rental expense paid by the entity on behalf of E-Commercial (Shanghai) Real Estate Advisory Co, Ltd.

(4)	Xin Zhou is legal representative of the entity. As of December 31, 2011, the balance payable was rental prepayment from the entity.